Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000245604
Shareholder Report [Line Items]
Fund Name	BFS Equity Fund
Class Name	Institutional Class
Trading Symbol	BFSIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 575-2430
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BFS Equity Fund - Institutional Class	S&P 500 Index	Dow Jones Industrial Average®
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,475	$10,275	$10,187
Nov-2016	$10,631	$11,103	$11,299
Nov-2017	$12,997	$13,642	$14,690
Nov-2018	$13,940	$14,498	$15,810
Nov-2019	$16,328	$16,834	$17,783
Nov-2020	$18,033	$19,773	$19,221
Nov-2021	$22,486	$25,294	$22,780
Nov-2022	$19,589	$22,964	$23,345
Nov-2023	$21,271	$26,142	$24,791
Nov-2024	$28,020	$35,002	$31,531

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	31.73%	11.41%	10.85%
S&P 500 Index	33.89%	15.77%	13.35%
Dow Jones Industrial Average®	27.19%	12.14%	12.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 62,628,549
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 167,236
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$62,628,549 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$167,236 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.5%
Money Market Funds	4.5%
U.S. Government & Agencies	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	4.7%
Fidelity Investments Money Market Government Portfolio, Institutional Class	4.5%
Meta Platforms, Inc., Class A	4.1%
JPMorgan Chase & Co.	4.0%
Amazon.com, Inc.	4.0%
Fiserv, Inc.	3.5%
Costco Wholesale Corp.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.
C000089323
Shareholder Report [Line Items]
Fund Name	LS Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LSOFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(877) 336-6763
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	2.53%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	15.29%	7.71%	6.63%
S&P 500 Index	33.89%	15.77%	13.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 208,894,125
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,724,504
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$208,894,125 Number of Portfolio Holdings96 Advisory Fee (net of waivers)$1,724,504 Portfolio Turnover26%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Exchange-Traded Funds	0.7%
Communication Services	1.0%
Real Estate	1.2%
Materials	2.6%
Money Market	4.1%
Energy	5.1%
Consumer Staples	5.9%
Information Technology	6.3%
Consumer Discretionary	6.5%
Health Care	9.5%
Industrials	18.2%
Financials	39.0%